General (Schedule Of Total Purchase Price) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 26, 2011 months	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years	Mar. 04, 2011
General [Abstract]
Cash	$ 79,675
Options and Restricted Share Units	1,230 [1]
Net assets acquired	$ 80,905				$ 59,436
Options and restricted shares, vested	165,695
Expected life, months, minimum	1	2.5	2.5	2.5
Expected life, months, maximum	38	3.7	3.7	3.7
Risk-free interest rate, minimum	0.02%	0.20%	0.80%	1.20%
Risk free interest rate, maximum	0.48%	1.30%	1.80%	2.10%
Expected volatility, minimum	36.98%	34.30%	42.80%	42.60%
Expected volatility, maximum	56.44%	43.80%	48.40%	47.70%

[1]	Represents the fair value of the vested portion of 165,695 options and restricted shares of NICE granted upon consummation of the acquisition to the holders of partially vested options of Fizzback originally granted under the Fizzback Group (Holdings) Ltd. Employee Share Option Scheme. The fair value of these options was determined using a Black-Scholes-Merton valuation model with the following assumptions: expected life of 1-38 months, risk-free interest rate of 0.02%-0.48%, expected volatility of 36.98%-56.44% and no dividend yield.